Securities and Exchange Commission
                             Washington, D.C. 20549

                                Rule 24f-2 Notice

                                       for

                       FLORIDA DAILY MUNICIPAL INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020

                                    under the

                         Investment Company Act of 1940

                           Form N-1A File No. 33-81920

(i)      Fiscal year for which this Notice is filed:

         September 19, 1994 (Commencement of Operations) to August 31, 1995

(ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 but which remained unsold at the beginning of such fiscal year:

         None

(iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2: None

(iv)     Number or amount of securities sold during such fiscal year:

         407,540,799.04*

(v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

         407,540,799.04

Exhibit:  Opinion of Messrs. Battle Fowler LLP

________________________

* The filing fee of $10,227.03 is calculated in accordance with Rule 24f-2(c) and Section 6(b) of the Securities Act of 1933 and based on the following: the actual aggregate sales price of the 407,540,799.04 shares sold during such fiscal year in reliance upon Rule 24f-2 was $407,540,799.04: the actual aggregate dollar amount of shares redeemed during the fiscal year was $377,882,411.18, none of which were previously used for reduction in filings made pursuant to Rule 24e-2(a) and $377,882,411.18 of which are being so used for reduction pursuant to this Rule 24f-2 Notice.


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                                    SIGNATURE


         Pursuant to the requirements of Rule 24f-2, Florida Daily Municipal Income Fund, has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 13th day of October, 1995.




                                        FLORIDA DAILY MUNICIPAL INCOME FUND




                                        By:  /s/Steven W. Duff
                                             Steven W. Duff
                                             President